Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,066,612)	$ (731,042)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	139,287	140,371
Amortization of operating lease right-of-use assets	9,404	7,403	$ 28,935
Gain on derivative liability – warrants	(51)	(16,344)
Stock-based compensation	111,974	159,998
Unrealized foreign exchange loss	17	247
Changes in operating assets and liabilities:
Accounts receivable	3,978,347	2,844,180
Prepaid expenses	(38,096)	(51,414)
Accounts payable and accrued liabilities	(3,181,266)	(2,337,518)
Net cash (used in) provided by operating activities	(46,996)	15,881
Cash flows from investing activities:
Acquisition of equipment	(1,496)	(6,979)
Net cash used in investing activities	(1,496)	(6,979)
Cash flows from financing activities:
Payments for repurchase of common shares	(517)
Payments on operating lease liabilities	(9,764)	(7,039)
Net cash used in financing activities	(10,281)	(7,039)
Change in cash	(58,773)	1,863
Cash, beginning of period	2,363,530	2,078,607	2,078,607
Cash, end of period	2,304,757	2,080,470	$ 2,363,530
Supplementary information:
Interest paid
Income taxes paid	$ 3,617